Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	111 Months Ended	120 Months Ended	140 Months Ended	224 Months Ended	229 Months Ended	253 Months Ended	333 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000018226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000027670
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
C000027671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000182249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
C000018229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000125484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000018239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
C000018241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000182250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000018249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000018250
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
C000125486
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000157445
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000216341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
Without Sales Load [Member] | C000018226
Average Annual Return [Line Items]
Average Annual Return, Percent	28.93%	8.77%			8.44%		9.40%
Without Sales Load [Member] | C000027670
Average Annual Return [Line Items]
Average Annual Return, Percent	28.61%	8.50%			8.17%		9.13%
Without Sales Load [Member] | C000027671
Average Annual Return [Line Items]
Average Annual Return, Percent	27.63%	7.68%			7.52%		8.89%
Without Sales Load [Member] | C000182249
Average Annual Return [Line Items]
Average Annual Return, Percent	29.01%	8.86%	9.81%
Without Sales Load [Member] | C000018230
Average Annual Return [Line Items]
Average Annual Return, Percent	40.15%	18.22%			15.96%					10.05%
Without Sales Load [Member] | C000018227
Average Annual Return [Line Items]
Average Annual Return, Percent	39.80%	17.93%			15.68%					9.80%
Without Sales Load [Member] | C000018229
Average Annual Return [Line Items]
Average Annual Return, Percent	38.69%	17.03%			14.98%				9.65%
Without Sales Load [Member] | C000125484
Average Annual Return [Line Items]
Average Annual Return, Percent	40.25%	18.32%			16.07%	16.40%
Without Sales Load [Member] | C000018242
Average Annual Return [Line Items]
Average Annual Return, Percent	7.45%	1.48%			1.50%			3.57%
Without Sales Load [Member] | C000018239
Average Annual Return [Line Items]
Average Annual Return, Percent	7.09%	1.22%			1.25%			4.02%
Without Sales Load [Member] | C000018241
Average Annual Return [Line Items]
Average Annual Return, Percent	6.40%	0.47%			0.63%			3.16%
Without Sales Load [Member] | C000182250
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	1.56%	1.79%
Without Sales Load [Member] | C000018249
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%	9.63%			10.40%						7.71%
Without Sales Load [Member] | C000018250
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%	9.35%			10.12%						7.43%
Without Sales Load [Member] | C000125486
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%	9.75%			10.53%	11.35%
Without Sales Load [Member] | C000157445
Average Annual Return [Line Items]
Average Annual Return, Percent	25.84%	8.85%		9.39%
Without Sales Load [Member] | C000216341
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%	9.17%
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Natixis Index: MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
NATIXIS INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	35.19%	15.20%
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
NATIXIS INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
NATIXIS INDEX: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
NATIXIS INDEX: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index